Trade, other receivables and tax receivables	12 Months Ended
Dec. 31, 2020
Trade and other receivables [abstract]
Trade, other receivables and tax receivables
The following table summarizes Trade, other receivables and Tax receivables by due date:

	At December 31,
	2020					2019
	Total due within one year (current)	Due between one and five years	Due beyond five years	Total due after one year (non-current)	Total	Total due within one year (current)	Due between one and five years	Due beyond five years	Total due after one year (non-current)	Total
	(€ million)
Trade receivables	€1,581	€—	€—	€—	€1,581	€2,064	€—	€—	€—	€2,064
Receivables from financing activities	2,159	249	8	257	2,416	2,855	294	6	300	3,155
Other receivables	1,805	1,378	86	1,464	3,269	1,709	695	1,381	2,076	3,785
Total Trade and other receivables	€5,545	€1,627	€94	€1,721	€7,266	€6,628	€989	€1,387	€2,376	€9,004

Tax receivables	€89	€78	€17	€95	€184	€372	€51	€43	€94	€466
Trade receivables
Trade receivables are shown net of an ECL allowance, calculated using the simplified approach. Changes in the allowance for trade receivables were as follows:

	At January 1, 2020	Provision	Use and other changes	Transferred to Assets held for sale	At December 31, 2020
	(€ million)
ECL allowance - Trade receivables	€237	€31	€(43)	€—	€225
Trade receivables of an immaterial amount were written off during the year ended December 31, 2020, and are still subject to enforcement activities.
The following table provides information about the exposure to credit risk and ECLs for trade receivables:

	At December 31,
	2020			2019
	Current and less than 90 days past due	90 days or more past due	Total	Current and less than 90 days past due	90 days or more past due	Total
	(€ million)
Gross amount	€1,551	€243	€1,794	€1,989	€293	€2,282
ECL allowance	(42)	(183)	(225)	(53)	(184)	(237)
Carrying amount	€1,509	€60	€1,569	€1,936	€109	€2,045
In addition to the amounts above, a further €12 million at December 31, 2020 (€19 million at December 31, 2019) of trade receivables were measured at FVPL. Refer to Note 23, Fair value measurement.
Receivables from financing activities
Receivables from financing activities mainly relate to the business of financial services companies fully consolidated by the FCA Group and are summarized as follows:

	At December 31,
	2020	2019
	(€ million)
Dealer financing	€1,538	€2,317
Retail financing	512	613
Finance leases	6	3
Other	360	222
Total Receivables from financing activities	€2,416	€3,155
Receivables from financing activities are shown net of an ECL allowance. Changes in the allowance for receivables from financing activities were as follows:

	At January 1, 2020	Provision	Use and other changes	Transferred to Assets held for sale	At December 31, 2020
	(€ million)
ECL allowance - Receivables from financing activities	€23	€40	€(46)	€—	€17
Receivables from financing activities of an immaterial amount were written off during the year ended December 31, 2020, and are still subject to enforcement activities.
The following table provides information about the exposure to credit risk and ECLs for receivables from financing activities:

	At December 31,
	2020				2019
	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
	(€ million)
Gross amount	€1,878	€53	€29	€1,960	€2,369	€194	€35	€2,598
ECL allowance	(8)	(1)	(8)	(17)	(10)	(2)	(11)	(23)
Carrying amount	€1,870	€52	€21	€1,943	€2,359	€192	€24	€2,575
In addition to the amounts above, a further €473 million at December 31, 2020 (€580 million at December 31, 2019) of receivables from financing activities were measured at FVPL. Refer to Note 23, Fair value measurement.
Other receivables
At December 31, 2020, Other receivables primarily consisted of tax receivables for VAT and other indirect taxes of €2,296 million (€2,866 million at December 31, 2019).
As disclosed in Note 22, Other liabilities and Tax liabilities, during 2017, the Brazilian Supreme Court ruled that state value added tax should be excluded from the basis for calculating a federal tax on revenue, a decision which was subsequently appealed. In March 2019, a final and definitive favorable decision was made in respect of the COFINS over ICMS element of the litigation, relating to amounts previously paid but not recovered for the period between May 2004 to December 2014. During 2019, total credits and the related receivable of €164 million were recognized, which were excluded from Adjusted EBIT (refer to Note 28, Segment reporting). On December 17, 2019, the Brazilian courts indicated that it would render a decision on the Brazilian government’s appeal regarding the 2017 Supreme Court’s decision with respect to the calculation of the state value added tax in the basis for federal tax on revenue on April 1, 2020, which has been subsequently postponed.
Transfer of financial assets
At December 31, 2020, the FCA Group had receivables due after that date amounting to €6,233 million (€7,301 million at December 31, 2019) which had been transferred without recourse and which were derecognized in accordance with IFRS 9 – Financial Instruments. The transfers related to trade receivables and other receivables for €5,399 million (€5,777 million at December 31, 2019) and receivables from financing activities for €834 million (€1,524 million at December 31, 2019). These amounts included receivables of €3,812 million (€4,686 million at December 31, 2019), mainly due from the sales network, transferred to FCA Bank, FCA’s jointly controlled financial services company.
At December 31, 2020 and 2019, the carrying amount of transferred financial assets not derecognized and the related liabilities were as follows:

	At December 31,
	2020			2019
	Trade receivables	Receivables from financing activities	Total	Trade receivables	Receivables from financing activities	Total
	(€ million)
Carrying amount of assets transferred and not derecognized	€6	€35	€41	€11	€140	€151
Carrying amount of the related liabilities (Note 21)	€6	€35	€41	€11	€140	€151